Inventories	12 Months Ended
Dec. 31, 2010
Inventory
Inventories
	2010	2009
	$	$

Short-term:

Metals in process	184	115
Gold on hand (doré/bullion)	77	75
Ore stockpiles	324	227
Uranium oxide and sulfuric acid	43	34
Supplies	255	252
	883	703
Less: Heap leach inventory(1)	(91)	(40)
	792	663
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Long-term:

Metals in process		331	324
Ore stockpiles		27	25
Supplies		-	1
		358	350
Less: Heap leach inventory(1)		(331)	(324)
		27	26
(1)	Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

The aggregate write-down of inventory to reduce the carrying value to net realizable value for the years ended December 31 were as follows:

	2010	2009	2008
	$	$	$

Inventory write-downs (included in production costs)	21	48	60